Shareholder Report	6 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000001420
Shareholder Report [Line Items]
Fund Name	Crawford Large Cap Dividend Fund
Class Name	Class C
Trading Symbol	CDGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Crawford Large Cap Dividend Fund (the "Fund") for the period of January 1, 2024 through August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 431-1716
Additional Information Website	https://www.crawfordinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.96%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In the first half of the year, common stock investors generally enjoyed further gains, although extreme market concentration continued to cloud the picture and created wide dispersion among various indices and investment styles. More aggressive, lower-quality styles and growth-oriented mega-capitalization stocks were strong performers. On the other hand, value, dividends, and quality all lagged.

Financials, Energy, and Industrials were three of the strongest-performing sectors within the Russell 1000® Value Index in the year’s first half. The Fund’s holdings could not keep pace with the strength of the benchmark sectors as a few of the Industrials and Financials holdings experienced what we expect will be a temporary, short-term dislocation in their business. Additionally, the lack of exposure to Energy was a detractor from relative performance. Despite these headwinds, the Fund’s high-quality Health Care and Technology holdings supported performance and outperformed the sectors within the benchmark by a substantial margin.

The Fund continues to maintain a high-quality orientation, and we believe the portfolio is well-positioned to obtain attractive, long-term, risk-adjusted returns. Expectation is that the stock market will more fully recognize the favorable financial characteristics and consistency of the Fund’s holdings, benefiting the Fund’s investors. We have high conviction in the ability of the companies owned in the various strategies to prosper through an uncertain market and economic environment. While we do not know what will happen in the markets and economy, we believe that shareholder-friendly businesses with financial strength will persevere.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Jan. 27, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 58,996,312	$ 58,996,312
Holdings Count | Holding	41	41
Advisory Fees Paid, Amount	$ 145,990
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$58,996,312
Number of Portfolio Holdings	41
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$145,990
Portfolio Turnover	9%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Real Estate	1.4%
Utilities	2.9%
Money Market Funds	4.0%
Communications	4.5%
Consumer Discretionary	6.2%
Consumer Staples	10.1%
Industrials	14.0%
Financials	17.5%
Health Care	19.0%
Technology	20.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000001421
Shareholder Report [Line Items]
Fund Name	Crawford Large Cap Dividend Fund
Class Name	Class I
Trading Symbol	CDGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Crawford Large Cap Dividend Fund (the "Fund") for the period of January 1, 2024 through August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 431-1716
Additional Information Website	https://www.crawfordinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In the first half of the year, common stock investors generally enjoyed further gains, although extreme market concentration continued to cloud the picture and created wide dispersion among various indices and investment styles. More aggressive, lower-quality styles and growth-oriented mega-capitalization stocks were strong performers. On the other hand, value, dividends, and quality all lagged.

Financials, Energy, and Industrials were three of the strongest-performing sectors within the Russell 1000® Value Index in the year’s first half. The Fund’s holdings could not keep pace with the strength of the benchmark sectors as a few of the Industrials and Financials holdings experienced what we expect will be a temporary, short-term dislocation in their business. Additionally, the lack of exposure to Energy was a detractor from relative performance. Despite these headwinds, the Fund’s high-quality Health Care and Technology holdings supported performance and outperformed the sectors within the benchmark by a substantial margin.

The Fund continues to maintain a high-quality orientation, and we believe the portfolio is well-positioned to obtain attractive, long-term, risk-adjusted returns. Expectation is that the stock market will more fully recognize the favorable financial characteristics and consistency of the Fund’s holdings, benefiting the Fund’s investors. We have high conviction in the ability of the companies owned in the various strategies to prosper through an uncertain market and economic environment. While we do not know what will happen in the markets and economy, we believe that shareholder-friendly businesses with financial strength will persevere.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Crawford Large Cap Dividend Fund - Class I	Russell 3000® Total Return Index	Russell 1000® Value Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$9,696	$10,729	$10,413
Jun-2016	$10,219	$10,959	$10,711
Jun-2017	$11,404	$12,987	$12,375
Jun-2018	$12,449	$14,907	$13,213
Jun-2019	$14,151	$16,246	$14,331
Jun-2020	$14,007	$17,306	$13,064
Jun-2021	$18,865	$24,950	$18,771
Jun-2022	$17,477	$21,490	$17,491
Jun-2023	$19,275	$25,563	$19,510
Jun-2024	$21,042	$31,475	$22,057

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (January 5, 2004)
Crawford Large Cap Dividend Fund - Class I	9.16%	8.26%	7.72%
Russell 3000® Total Return Index	23.13%	14.14%	12.15%
Russell 1000® Value Index	13.06%	9.01%	8.23%

Performance Inception Date		Jan. 05, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 58,996,312	$ 58,996,312
Holdings Count | Holding	41	41
Advisory Fees Paid, Amount	$ 145,990
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$58,996,312
Number of Portfolio Holdings	41
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$145,990
Portfolio Turnover	9%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Real Estate	1.4%
Utilities	2.9%
Money Market Funds	4.0%
Communications	4.5%
Consumer Discretionary	6.2%
Consumer Staples	10.1%
Industrials	14.0%
Financials	17.5%
Health Care	19.0%
Technology	20.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000193208
Shareholder Report [Line Items]
Fund Name	Crawford Multi-Asset Income Fund
Trading Symbol	CMALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Crawford Multi-Asset Income Fund (the "Fund") for the period of January 1, 2024 through August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 431-1716
Additional Information Website	https://www.crawfordinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In the first half of the year, common stock investors generally enjoyed further gains, although extreme market concentration continued to cloud the picture and created wide dispersion among various indices and investment styles. More aggressive, lower-quality styles and growth-oriented mega-capitalization stocks were strong performers. On the other hand, value, dividends, and quality all lagged. Bond investors have recently enjoyed a decline in yields from their April peak, but year-to-date performance remains challenged by higher yields resulting from first quarter inflation data and the Fed’s resolve to fight it.

The Fund's portfolio management process focuses on generating a high level of current income. Allocations to various asset categories such as high-dividend equities, preferred stocks, corporate bonds, real estate investment trusts, and energy infrastructure companies will vary over time as changes occur in individual security pricing and based on the overall income opportunity set.

We believe that the income-producing ability of the Fund is intact and will continue to serve shareholders well going forward. We move into the second half of the year with confidence in the Fund’s ability to continue to provide steady income regardless of prevailing market conditions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Crawford Multi-Asset Income Fund	Russell 3000® Total Return Index	NASDAQ US Multi-Asset Diversified Income Total Return Index
Sep-2017	$10,000	$10,000	$10,000
Jun-2018	$10,180	$11,126	$10,131
Jun-2019	$10,805	$12,126	$10,935
Jun-2020	$9,371	$12,917	$8,649
Jun-2021	$12,034	$18,622	$11,376
Jun-2022	$11,955	$16,040	$10,824
Jun-2023	$12,276	$19,080	$11,164
Jun-2024	$13,464	$23,493	$12,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (September 12, 2017)
Crawford Multi-Asset Income Fund	9.68%	4.50%	4.47%
Russell 3000® Total Return Index	23.13%	14.14%	13.39%
NASDAQ US Multi-Asset Diversified Income Total Return Index	16.03%	3.45%	3.88%

Performance Inception Date		Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 121,518,314	$ 121,518,314
Holdings Count | Holding	48	48
Advisory Fees Paid, Amount	$ 443,832
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$121,518,314
Number of Portfolio Holdings	48
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$443,832
Portfolio Turnover	10%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Industrials	2.2%
Communications	3.3%
Money Market Funds	3.3%
Consumer Staples	4.5%
Health Care	4.9%
Technology	6.0%
Utilities	15.3%
Energy	16.3%
Real Estate	19.9%
Financials	24.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000118268
Shareholder Report [Line Items]
Fund Name	Crawford Small Cap Dividend Fund
Class Name	Class I
Trading Symbol	CDOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Crawford Small Cap Dividend Fund (the "Fund") for the period of January 1, 2024 through August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 431-1716
Additional Information Website	https://www.crawfordinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In the first half of the year, common stock investors generally enjoyed further gains, although extreme market concentration continued to cloud the picture and created wide dispersion among various indices and investment styles. More aggressive, lower-quality styles and growth-oriented mega-capitalization stocks were strong performers. On the other hand, value, dividends, smaller capitalization stocks, and quality all lagged.

Non-dividend payers outperformed dividend payers in the Russell 2000® Total Return Index (the "Index") by roughly 2% for the first half of the fiscal year, but the holdings within the Fund held up well and enabled the Fund to outperform the Index. In the first quarter of the fiscal year, two decades-old stocks within the Index, Super Micro Computer (SMCI) and MicroStrategy (MSTR), gained much investor attention and contributed substantially to the Index’s quarterly return. Neither of these companies have been considered in the Fund's investable universe as they do not pay a dividend or meet the Fund's quality screening parameters. The Fund’s ability to outperform despite these headwinds reflects the strength of the underlying holdings.

We continue to believe the Fund is positioned to benefit from an information advantage in smaller-cap stocks and a behavioral bias among investors against more consistent, predictable, dividend-paying small cap companies. Quality is a durable and persistent factor in small cap investing that favorably influences both risk and return. While we do not know what will happen in the markets and economy, we believe that shareholder-friendly businesses with financial strength will persevere.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Crawford Small Cap Dividend Fund - Class I	Russell 3000® Total Return Index	Russell 2000® Total Return Index	Russell 2000® Value Index
Jun-2014	$10,000	$10,000	$10,000	$10,000
Jun-2015	$10,810	$10,729	$10,649	$10,078
Jun-2016	$10,925	$10,959	$9,932	$9,817
Jun-2017	$13,324	$12,987	$12,375	$12,258
Jun-2018	$15,318	$14,907	$14,549	$13,863
Jun-2019	$15,500	$16,246	$14,067	$12,999
Jun-2020	$13,549	$17,306	$13,135	$10,727
Jun-2021	$19,707	$24,950	$21,283	$18,588
Jun-2022	$17,709	$21,490	$15,920	$15,562
Jun-2023	$19,266	$25,563	$17,879	$16,497
Jun-2024	$20,788	$31,475	$19,677	$18,294

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (September 26, 2012)
Crawford Small Cap Dividend Fund - Class I	7.90%	6.05%	7.59%
Russell 3000® Total Return Index	23.13%	14.14%	12.15%
Russell 2000® Total Return Index	10.06%	6.94%	7.00%
Russell 2000® Value Index	10.90%	7.07%	6.23%

Performance Inception Date		Sep. 26, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 289,264,734	$ 289,264,734
Holdings Count | Holding	67	67
Advisory Fees Paid, Amount	$ 1,188,272
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$289,264,734
Number of Portfolio Holdings	67
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,188,272
Portfolio Turnover	10%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Utilities	1.4%
Money Market Funds	2.0%
Energy	2.3%
Materials	2.9%
Consumer Staples	6.4%
Real Estate	6.6%
Health Care	9.6%
Consumer Discretionary	9.9%
Technology	10.0%
Financials	20.3%
Industrials	28.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.